Benefit Plans - Summary of the Status of Stock Option Plans (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans [Abstract]
Beginning balance (in Shares)	8,036
Beginning balance (in Dollars per share)	$ 32.15
New options awarded (in Shares)	0
New options awarded (in Dollars per share)	$ 0
Expired options (in Shares)	(1,460)
Expired options (in Dollars per share)	$ 32.15
Options forfeited (in Shares)	0
Options forfeited (in Dollars per share)	$ 0
Exercised options (in Shares)	(6,576)	(30,000)	0
Exercised options (in Dollars per share)	$ 32.15
Ending balance (in Shares)	0	8,036
Ending balance (in Dollars per share)	$ 0	$ 32.15
Weighted average remaining contractual life, options outstanding	0 years
Ending balance (in Shares)	0
Ending balance (in Dollars per share)	$ 0
Weighted average remaining contractual life, exercisable outstanding	0 years